Washington National Variable Annuity Fund B
Annual Report as of December 31, 1995


We enclose for your information our Annual Report reflecting the financial condition of Washington National Variable Annuity Fund B at December 31, 1995. The value of a contract owner's accumulation unit in the Fund in 1995 and 1994 was $13.536518 and $10.200792, respectively. Total contract owners' equity in 1995 and 1994 was $776,751 and $607,119, respectively.

Washington National Variable Annuity Fund B, a segregated investment account established by Washington National Insurance Company, invests its funds at net asset value in shares of Fundamental Investors, Inc., a mutual fund managed by Capital Research and Management Co. of Los Angeles, California. The principal investment objective of the mutual fund is the increase of capital and income over the years.

The operating results of Fundamental Investors, Inc., for the year ended December 31, 1995, may be found in its Annual Report, a copy of which is enclosed with this report.


January 12, 1996


                              /c/ Robert W. Patin
                              Robert W. Patin, Chairman of the Board
                              Washington National Insurance Company

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Report of Independent Auditors

Contract Owners
Washington National Variable Annuity Fund B

We have audited the accompanying statement of assets and contract owners' equity of Washington National Variable Annuity Fund B as of December 31, 1995, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended, and the selected per share data and ratios for each of the five years in the period then ended. These financial statements and per share data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the investment owned as of December 31, 1995 by correspondence with Fundamental Investors, Inc. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of Washington National Variable Annuity Fund B at December 31, 1995, and the results of its operations and changes in contract owners' equity for each of the two years in the period then ended, and selected per share data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


                                                /c/ Ernst & Young LLP

Chicago, Illinois
January 12, 1996

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

Washington National Variable Annuity Fund B
STATEMENT OF ASSETS AND CONTRACT OWNERS' EQUITY
December 31, 1995

ASSETS
Investment in Fundamental Investors, Inc.-at net
   asset value, $22.29 a share (cost, $262,893)-Note B          $   757,328
Cash                                                                 19,423
                                                                $   776,751

CONTRACT OWNERS' EQUITY
Value of 38,604 accumulation units ($13.536518 per unit)        $   522,567
Annuity reserves (18,778 equivalent accumulation units)             254,184
                                                                $   776,751


STATEMENTS OF CHANGES IN CONTRACT
OWNERS' EQUITY
                                                                        Year Ended December 31
                                                                      --------------------------
                                                                        1995             1994
Additions (deductions):
   From investment activities:
      Net investment income                                           $ 29,180         $ 23,719
      Net realized and unrealized gains (losses) on investment         163,475          (21,766)
         INCREASE IN CONTRACT OWNERS' EQUITY
         FROM INVESTMENT ACTIVITIES                                    192,655            1,953
   From capital transactions:
      Annuity payments                                                 (37,058)         (32,555)
      Mortality assurance adjustment                                    18,811           11,807
      Withdrawals and contracts surrendered                             (4,776)         (23,119)

         DECREASE IN CONTRACT OWNERS'
         EQUITY FROM CAPITAL TRANSACTIONS                              (23,023)         (43,867)

            NET INCREASE (DECREASE) IN
            CONTRACT OWNERS' EQUITY                                    169,632          (41,914)
Contract owners' equity:
    Beginning of year                                                  607,119          649,033

    End of year                                                       $776,751         $607,119


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

STATEMENTS OF OPERATIONS
                                                                        Year Ended December 31
                                                                      --------------------------
                                                                        1995             1994
Investment income:
   Dividends                                                          $ 13,503         $ 14,884
   Capital gains dividends                                              22,687           15,098
   Less mortality and expense assurance-Note C                          (7,010)          (6,263)

                NET INVESTMENT INCOME                                 $ 29,180         $ 23,719

Realized and unrealized gains (losses) on investment:
   Realized gains                                                     $  4,563         $    518
   Unrealized gains (losses) on investment:
      End of year                                                      494,435          335,523
      Beginning of year                                                335,523          357,807

            UNREALIZED GAINS (LOSSES)                                  158,912          (22,284)

                 NET REALIZED AND UNREALIZED
                 GAINS (LOSSES) ON INVESTMENT                         $163,475         $(21,766)

See notes to financial statements.

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

SUPPLEMENTARY INFORMATION -
SELECTED PER SHARE DATA AND RATIOS
Selected data for a share of accumulation unit outstanding throughout each year:

                                                                Year Ended December 31
                                                   -----------------------------------------------
                                                    1995      1994      1993      1992      1991
Per share data:
   Dividend and capital gain dividend income       $  .63    $  .50    $ 1.19    $  .64    $  .47
   Mortality and expense assurance                   (.12)     (.10)     (.10)     (.01)     (.07)
   Net investment income                              .51       .40      1.09       .63       .40
   Net realized and unrealized gains (losses)
      on investment                                  2.83      (.38)      .38       .09      1.39

   Net increase in accumulation
        unit values                                  3.34       .02      1.47       .72      1.79

   Accumulation unit value:
      Beginning of year                             10.20     10.18      8.71      7.99      6.20
      End of year                                  $13.54    $10.20    $10.18    $ 8.71    $ 7.99

Ratios:
   Ratio of mortality and expense assurance to
      average value of accumulation units            1.01%     1.02%     1.02%      .06%     1.02%

   Ratio of net investment income to
      average value of accumulation units            4.21      3.86     11.53      7.83      5.51%

See notes to financial statements.

Washington National Variable Annuity Fund B
NOTES TO FINANCIAL STATEMENTS

December 31, 1995

NOTE A - THE FUND
The Washington National Variable Annuity Fund B (the
"Fund") is a segregated investment account of Washington National Insurance Company ("WNIC").
WNIC is a wholly-owned subsidiary of Washington
National Corporation. The Fund is registered as a unit investment trust under the Investment Company Act of 1940. The Fund no longer accepts purchase payments.

NOTE B - INVESTMENT
Net asset value of Fund shares represents the year-end market value of the shares.

Realized gains and losses on investment are determined on a specific cost basis. The aggregate cost of purchases of investment in 1995 and 1994 was $36,190 and $29,983, respectively. The aggregate proceeds from sales of investment in 1995 and 1994 were $36,856 and $48,274, respectively.

NOTE C - DEDUCTIONS FOR MORTALITY AND
         EXPENSE ASSURANCE
Deductions were made from the current value of the Fund and paid to WNIC representing .000028 per daily valuation period (annual basis of 1.022%) of the current value of the Fund for mortality and expense assurance.

NOTE D - FEDERAL INCOME TAXES
The operations of the Fund form a part of, and are taxed with, the operations of WNIC, which under the Internal
Revenue Code is taxed as a "life insurance company".
The Fund will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the realized gains of the Fund.

NOTES TO FINANCIAL
STATEMENTS - (continued)

NOTE E - ACCUMULATION UNITS

A summary of the additions (deductions) in accumula-tion units follows:

                            Year Ended December 31
                       ---------------------------------
                          1995                 1994
Balance at
   beginning
   of year             59,516.836            63,779.997
Annuity
   payments            (3,080.898)           (3,188.701)
Withdrawals
  and contracts
  surrendered            (443.644)           (2,231.888)
Mortality
   assurance
   adjustment           1,389.657             1,157.428
BALANCE AT
END OF YEAR            57,381.951            59,516.836

This report is submitted for the general information of owners of Washington National Variable Annuity Fund B contracts. The report is not authorized for distribution to prospective purchasers of variable annuity contracts unless it is accompanied by an effective prospectus.

The registrant hereby incorporates by reference the 1995 Annual
Report of Fundamental Investors, file number 811-32, filed with the Commission on March 4, 1996.